Amounts Recognized in Consolidated Balance Sheets (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance cost	¥ (296,262)	¥ (280,928)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	814	532
Accrued pension and severance cost	(155,589)	(138,742)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	(154,775)	(138,210)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Other assets	9,986
Accrued expenses	(1,123)	(1,055)
Accrued pension and severance cost	(140,673)	(142,186)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	¥ (131,810)	¥ (143,241)